Commitment and Contingencies - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 23.4
2022	17.5
2023	11.7
2024	7.9
2025	4.7
Thereafter	18.9
Total	84.1
Less: imputed interest	(9.5)
Total lease liabilities	$ 74.6	$ 80.6